Prepaid Drug Product (Details) - Prexigebersen - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Prepayments for drug product	$ 0.6
Prepaid Drug Product
Prepayments for drug product		$ 3.6
Advanced payments not yet expensed	$ 0.6